Consolidated Statements of Changes in Equity (deficit) - USD ($) $ in Thousands	Ordinary shares	Share premium and capital reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 16,356	$ (5,522)	$ 10,834
Balance (in Shares) at Dec. 31, 2021	10,943,534
Repurchase of options		(96)		(96)
Exercise of warrants and vested RSUs		3,870		3,870
Exercise of warrants and vested RSUs (in Shares)	838,429
Share-based compensation		1,728		1,728
Net loss and comprehensive loss			(10,492)	(10,492)
Balance at Dec. 31, 2022		21,858	(16,014)	5,844
Balance (in Shares) at Dec. 31, 2022	11,781,963
Issuance of shares and pre-funded warrants, net		806		806
Issuance of shares and pre-funded warrants, net (in Shares)	1,333,600
Exercise of pre-funded warrants, options and vested RSUs
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	2,263,479
Share-based compensation		1,698		1,698
Net loss and comprehensive loss			(10,107)	(10,107)
Balance at Dec. 31, 2023		24,362	(26,121)	$ (1,759)
Balance (in Shares) at Dec. 31, 2023	15,379,042			15,379,042
Issuance of shares and pre-funded warrants, net		10,806		$ 10,806
Issuance of shares and pre-funded warrants, net (in Shares)	5,981,238
Exercise of pre-funded warrants, options and vested RSUs
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	1,573,000
Issuance of shares due to SEPA agreement		281		281
Issuance of shares due to SEPA agreement (in Shares)	224,697
Reclassification of warrants into equity		1,695	(329)	1,366
Bonus accrual reclassification to equity		1,434		1,434
Share-based compensation		665		665
Share-based compensation (in Shares)	70,964
Net loss and comprehensive loss			(10,210)	(10,210)
Balance at Dec. 31, 2024		$ 39,243	$ (36,660)	$ 2,583
Balance (in Shares) at Dec. 31, 2024	23,228,941			23,228,941